UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/13

Item 1. Schedule of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2013 (unaudited)

	Industry	Shares	Value
Closed End Funds 0.5%
Romania 0.5%
[a]SIF Banat-Crisana	Diversified Financial Services	978,000	$321,993
SIF Moldova	Diversified Financial Services	9,318,972	3,543,217
SIF Oltenia	Diversified Financial Services	8,767,397	4,283,268
SIF Transilvania	Diversified Financial Services	7,753,886	1,415,252
Total Closed End Funds (Cost $8,718,479)			9,563,730
Common Stocks 85.6%
Australia 0.4%
BHP Billiton Ltd.	Metals & Mining	243,992	8,135,143

Belgium 2.0%
Anheuser-Busch InBev NV	Beverages	416,508	41,457,267

Brazil 16.5%
Companhia de Bebidas das Americas (AmBev)	Beverages	5,493,177	209,745,115
M Dias Branco SA	Food Products	745,500	34,287,454
Souza Cruz SA	Tobacco	8,829,496	105,305,002
			349,337,571
Chile 0.5%
Antofagasta PLC	Metals & Mining	765,157	10,141,334

China 7.7%
China Mobile Ltd.	Wireless Telecommunication
	Services	2,228,000	24,920,094
China Overseas Land & Investment Ltd.	Real Estate Management &
	Development	8,609,600	25,420,463
CNOOC Ltd.	Oil, Gas & Consumable Fuels	8,318,707	16,924,967
Great Wall Motor Co. Ltd., H	Automobiles	5,629,187	30,446,869
Lenovo Group Ltd.	Computers & Peripherals	4,037,600	4,206,294
[a]Melco Crown Entertainment Ltd., ADR	Hotels, Restaurants & Leisure	1,940,085	61,752,905
			163,671,592
Colombia 0.4%
Ecopetrol SA, ADR	Oil, Gas & Consumable Fuels	194,859	8,963,514

Hong Kong 9.3%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	4,230,662	42,771,993
Giordano International Ltd.	Specialty Retail	20,259,800	18,520,230
I.T Ltd.	Specialty Retail	19,588,000	6,238,096
Luk Fook Holdings (International) Ltd.	Specialty Retail	8,734,793	27,423,102
[b]Luk Fook Holdings (International) Ltd., 144A	Specialty Retail	529,000	1,660,809
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	12,276,400	41,074,605
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	21,394,495	60,134,476
			197,823,311
Hungary 0.1%
OTP Bank PLC	Commercial Banks	110,120	2,178,809

India 4.3%
Tata Consultancy Services Ltd.	IT Services	2,164,085	66,420,431
Tata Motors Ltd.	Automobiles	4,545,400	24,064,734
			90,485,165
Indonesia 1.8%
Astra International Tbk PT	Automobiles	21,526,700	12,037,037
Bank Central Asia Tbk PT	Commercial Banks	3,393,340	2,941,777
Bank Rakyat Indonesia Persero Tbk PT	Commercial Banks	35,952,500	22,596,933
			37,575,747
Kenya 1.7%
East African Breweries Ltd.	Beverages	863,800	3,279,241
Equity Bank Ltd.	Commercial Banks	38,825,334	15,278,488

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Kenya Commercial Bank Ltd.	Commercial Banks	22,980,200	12,367,816
Safaricom Ltd.	Wireless Telecommunication
	Services	50,847,300	5,120,040
			36,045,585
Macau 2.2%
Sands China Ltd.	Hotels, Restaurants & Leisure	7,612,000	47,109,123
Mexico 1.1%
Kimberly Clark de Mexico SAB de CV, A	Household Products	7,698,855	22,487,802
Nigeria 1.6%
FBN Holdings PLC	Commercial Banks	156,362,683	15,929,555
Nigerian Breweries PLC	Beverages	17,026,536	17,419,801
			33,349,356
Philippines 1.0%
Ayala Corp.	Diversified Financial Services	1,472,590	20,466,276
Qatar 2.0%
Industries Qatar QSC	Industrial Conglomerates	1,014,376	41,760,721
Romania 0.0%†
[b]Nuclearelectrica SA, 144A	Independent Power Producers &
	Energy Traders	291,503	990,695
Russia 3.8%
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	392,879	24,918,351
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	486,229	30,839,074
[a]RN Holding OAO	Oil, Gas & Consumable Fuels	12,143,123	23,755,229
			79,512,654
Singapore 1.0%
K-REIT Asia	Real Estate Investment Trusts
	(REITs)	22,701,160	22,256,039
South Africa 5.6%
MTN Group Ltd.	Wireless Telecommunication
	Services	501,200	9,777,565
Remgro Ltd.	Diversified Financial Services	4,520,611	87,289,592
Tiger Brands Ltd.	Food Products	692,721	20,623,050
			117,690,207
South Korea 3.7%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	680,950	21,891,633
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	45,142	57,337,156
			79,228,789
Sweden 0.5%
Oriflame Cosmetics SA, SDR	Personal Products	352,425	11,193,838
Switzerland 2.9%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	624,203	62,534,187
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	4,202,000	14,283,815
Thailand 4.5%
Advanced Info Service PCL, fgn.	Wireless Telecommunication
	Services	448,400	3,660,701
Kasikornbank PCL, fgn.	Commercial Banks	4,931,457	27,866,245
Shin Corp. PCL	Wireless Telecommunication
	Services	15,584,700	41,163,367

Templeton Developing Markets Trust
Statement of Investments, September 30, 2013 (unaudited) (continued)
Thai Beverage PCL	Beverages	53,161,200	23,305,165
			95,995,478
Turkmenistan 0.6%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	1,283,163	12,099,599
United Arab Emirates 2.6%
Emaar Properties PJSC	Real Estate Management &
	Development	34,238,634	54,346,298
United Kingdom 4.9%
British American Tobacco PLC	Tobacco	1,085,600	57,593,388
Unilever PLC	Food Products	1,158,671	45,756,646
			103,350,034
United States 1.6%
Avon Products Inc.	Personal Products	1,625,039	33,475,803
Vietnam 0.1%
DHG Pharmaceutical JSC	Pharmaceuticals	334,320	1,741,869
Dong Phu Rubber JSC	Chemicals	430,950	932,832
			2,674,701
Zimbabwe 0.5%
Delta Corp. Ltd.	Beverages	9,209,599	11,420,824
Total Common Stocks (Cost $1,288,410,790)			1,812,041,277
Direct Equity Investments (Cost $2,706,336) 0.1%
Vietnam 0.1%
[c,d,e] Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd., a wholly owned	Real Estate Management &
investment	Development	—	2,059,856
Participatory Notes 2.7%
Saudi Arabia 2.7%
[b]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	230,349	5,696,919
[b]HSBC Bank PLC,
Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	84,348	1,844,287
Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	2,215,705	49,923,891
Total Participatory Notes (Cost $49,006,497)			57,465,097
Preferred Stocks 5.7%
Brazil 0.8%
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	4,017,185	16,302,408
Chile 2.0%
Embotelladora Andina SA, pfd., A	Beverages	10,128,035	42,149,156
Russia 2.9%
Sberbank of Russia, pfd.	Commercial Banks	27,097,344	62,467,684
Total Preferred Stocks (Cost $108,444,122)			120,919,248
Total Investments before Short Term Investments (Cost $1,457,286,224)			2,002,049,208

Short Term Investments (Cost $116,435,122) 5.5%
Money Market Funds 5.5%
United States 5.5%
[a,f] Institutional Fiduciary Trust Money Market Portfolio		116,435,122	116,435,122

Templeton Developing Markets Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Total Investments (Cost $1,573,721,346) 100.1%	2,118,484,330
Other Assets, less Liabilities (0.1)%	(1,648,093)
Net Assets 100.0%	$2,116,836,237

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $60,116,601, representing 2.84% of net assets.
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 4 regarding restricted securities.
e See Note 5 regarding holdings of 5% voting securities.
f The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Developing Markets Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

	3. INCOME TAXES
At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income
	tax purposes were as follows:
	Cost of investments	$1,610,854,559
	Unrealized appreciation	$545,192,452
	Unrealized depreciation	(37,562,681)
	Net unrealized appreciation (depreciation)	$507,629,771

	4. RESTRICTED SECURITIES
At September 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:
		Acquisition
Shares	Issuer	Date	Cost	Value
-	Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd.,
	a wholly owned investment
	(Value is 0.10% of Net Assets)	10/31/96	$2,706,336	$2,059,856

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2013, were as shown below.

	Number			Number of
	of Shares			Shares
	Held at			Held at	Value at		Realized
	Beginning	Gross	Gross	End	End of	Investment	Capital
Gain
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	(Loss)
Controlled Affiliates[a]
Mayfair Hanoi, Ltd., 37.50%
equity owned through HEA
Holdings Ltd., a wholly owned
investment (0.10% of Net
Assets)
	-	-	-	-	$2,059,856	$-	$ -

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Closed End Funds	$9,563,730	$-	$-	$9,563,730
Equity Investments:[a]
Russia	30,839,074	111,141,264	-	141,980,338
Vietnam	2,674,701	-	2,059,856	4,734,557
All Other Equity Investments[b]	1,788,305,486	-	-	1,788,305,486
Participatory Notes	-	57,465,097	-	57,465,097
Short Term Investments	116,435,122	-	-	116,435,122
Total Investments in Securities	$1,947,818,113	$168,606,361	$2,059,856	$2,118,484,330
[a] Includes common and preferred stocks as well as other equity investments.
[b] For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date  November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

    Date  November 26, 2013

By /s/MARK H. OTANI

    Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

    Date  November 26, 2013